Consolidated Statement Of Changes In Stockholders' Equity And Member's Equity - USD ($)	Total	Equity Attributed to Legacy Bitcoin Depot [Member]	Treasury Stock [Member]	Stock Subscriptions Receivable [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Non-controlling Interest [Member]	Total Equity Attributed To Legacy Bitcoin Depot [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] PIPE And ESA Agreement [Member]	Common Class A [Member] Common Stock [Member]	Class V Common Stock [Member] Common Stock [Member]	Class E Common Stock [Member] Common Stock [Member]
Beginning Balance at Dec. 31, 2021	$ 18,977,000	$ 17,615,000				$ (72,000)		$ 1,434,000	$ 17,543,000
Contributions	1,778,000	1,778,000							1,778,000
Distributions	(15,977,000)	(15,977,000)							(15,977,000)
Share-based compensation expense	1,230,000							1,230,000
Foreign currency translation	(110,000)					(110,000)			(110,000)
Net income (loss)	3,546,000	3,980,000						(434,000)	3,980,000
Ending Balance at Dec. 31, 2022	9,444,000	$ 7,396,000				(182,000)		2,230,000	7,214,000
Ending Balance (Shares) at Dec. 31, 2022		7,396
Treasury shares	0
Distributions	(15,031,000)	$ (12,737,000)						(2,294,000)	(12,737,000)
Foreign currency translation	(4,000)					(21,000)		17,000	(21,000)
Net income (loss) prior to Merger	12,906,000	12,906,000							12,906,000
Recapitalization of Legacy Bitcoin Depot equity and establishment of non-controlling interest	(3,505,000)	$ (7,565,000)		$ (4,000)			$ (5,807,000)	9,866,000	(13,371,000)			$ 1,000	$ 4,000
Recapitalization of Legacy Bitcoin Depot equity and establishment of non-controlling interest, Shares												$ 11,858,691	44,100,000	$ 1,075,761
Establishment of TRA	(754,000)						(754,000)		(754,000)
Shares issued in connection with the PIPE Financing	8,280,000			(5,609,000)	$ 13,889,000				8,280,000
Shares issued in connection with the PIPE Financing, Shares											4,300,000
Settlement of stock subscription receivable	5,613,000			$ 5,613,000					5,613,000
Share-based compensation expense	2,524,000				1,822,000			702,000	1,822,000
Treasury shares			120,644									(120,644)
Stock compensation expense related to shares issued to founder	1,615,000				1,615,000				1,615,000
Stock compensation expense related to shares issued to founder Shares												500,000
Conversion from Series A preferred stock to class A common stock Shares										(1,175,000)		1,175,000
Shares issued for vested RSU awards												69,000
Net Income (loss) attributable to Bitcoin Depot Inc.	(11,436,000)						(26,102,000)	14,666,000	(26,102,000)
Net income (loss)	1,470,000
Ending Balance at Dec. 31, 2023	9,373,000		$ (279,000)		$ 17,326,000	$ (203,000)	$ (32,663,000)	$ 25,187,000	(15,814,000)			$ 1,000	$ 4,000
Ending Balance (Shares) at Dec. 31, 2023			120,644							3,125,000		13,482,047	44,100,000	1,075,761
Treasury shares	$ (279,000)		$ (279,000)						$ (279,000)